CONCENTRATIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Concentrations [Abstract]
Concentrations

NOTE 7 - Concentrations

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through March 31, 2013. As of March 31, 2013, there were no cash equivalent balances held in depository accounts that are not insured.

At March 31, 2013, four customers accounted for 29.6%, 28.5%, 15.4% and 10.6% of accounts receivable.

For the nine months ended March 31, 2013 two customers accounted for approximately 26.3% and 15.8% of sales.

During the nine months ended March 31, 2013 all sales resulted from two products, FireIce® and Soil2O™ which made up 68.9% and 31.1%, respectively, of total sales. Of the FireIce® sales, 88.1% related to sales of FireIce product and 11.9% related to sales of the FireIce Home Defense units. Of the Soil2O™ sales, 37.0% related to traditional sales of Soil2O® and 63.0% related to Soil2O® Dust Control.

One vendor accounted for 68.4% of the Company's approximately $208,000 of raw material and packaging purchases during the nine months ended March 31, 2013.

CONCENTRATIONS

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through June 30, 2012. As of June 30, 2012, the Company had no cash equivalent balances that were not insured.

At June 30, 2012, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 43%, 24.1% and 18.1%. At June 30, 2011, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 46%, 15% and 11%.

During 2012, three customers accounted for approximately 14.3%, 12.4% and 12.3%, % of sales. During 2011, one customer accounted for approximately 20.1% of sales. No other customer had sales in excess of 10% of revenues.

During 2012, all sales resulted from two products, FireIce and Soil₂O® which made up 49.9% and 50.1% of total sales. During 2011, all sales resulted from two products, FireIce and Soil₂O® which made up 72.2% and 27.8% of total sales, respectively.

During the year ended June 30, 2012, the Company purchased approximately $205,000 of raw material from one vendor and approximately $81,000 from another vendor which amounted to 52.2% and 20.6%, respectively, of the inventory purchases in fiscal 2012. During the year ended June 30, 2011, the Company purchased approximately $150,000 of raw material from one vendor and approximately $58,000 from another vendor which amounted to 38.4% and 14.8%, respectively, of the inventory purchases in fiscal 2011.